Initial Public Offering - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 11, 2020	Jun. 30, 2021	Dec. 31, 2020
Class A Common Stock
Initial Public Offering Details [Line Items]
Issuance Price Per Share	$ 11.50	$ 10.00
IPO
Initial Public Offering Details [Line Items]
Units issued during period shares new issues (in Shares)	27,500,000
Issuance Price Per Share	$ 10.00		$ 10.00
Over-Allotment Option
Initial Public Offering Details [Line Items]
Units issued during period shares new issues (in Shares)	2,500,000
Units issued during period values new issues	$ 275.0
Deferred Offering Costs	15.7
Deferred underwriting commissions	$ 9.6